Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Unaudited Quarterly Financial Data

2014	Q1	Q2	Q3	Q4
Net sales	$2,295.8	$2,383.0	$2,208.0	$2,353.7
Gross profit	445.3	464.2	426.4	467.9
Income before taxes	184.3	122.9	156.5	203.3
Net income	131.1	83.2	106.7	148.0
Net income attributable to controlling interest	130.3	82.8	106.5	148.2
Earnings per share
– basic	$1.39	$0.89	$1.16	$1.65
– diluted	$1.38	$0.89	$1.16	$1.65
Dividends paid	$0.52	$0.52	$0.54	$0.54

2013	Q1	Q2	Q3	Q4
Net sales	$2,135.0	$2,197.5	$2,119.0	$2,351.9
Gross profit	414.3	430.5	404.9	454.9
Income before taxes	170.1	192.7	176.6	194.6
Net income	125.1	139.4	124.9	100.5
Net income attributable to controlling interest	123.5	138.7	123.9	99.7
Earnings per share
– basic	$1.29	$1.45	$1.29	$1.05
– diluted	$1.29	$1.44	$1.29	$1.04
Dividends paid	$0.50	$0.50	$0.50	$0.50